Subsequent Events (Details) - Subsequent event $ in Thousands	7 Months Ended
Aug. 11, 2016 USD ($)
Samsung Heavy Industries ("SHI")
Subsequent Event [Line Items]
Construction contracts, Agreement terms	The company entered into agreements with Samsung Heavy Industries ("SHI") to amend certain terms relating to contracts for the construction of our three seventh generation drilling units (the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos) which were previously scheduled for delivery in 2017, 2018 and 2019, respectively.
Ocean Rig Santorini
Subsequent Event [Line Items]
Price per drilling unit	$ 694,790
Ocean Rig Crete
Subsequent Event [Line Items]
Price per drilling unit	$ 709,565
Ocean Rig Santorini and Ocean Rig Crete | Samsung Heavy Industries ("SHI")
Subsequent Event [Line Items]
Construction contracts, Agreement terms	As part of the agreements, the delivery of the Ocean Rig Santorini and the Ocean Rig Crete were postponed to June 2018 and January 2019, respectively.
Ocean Rig Amorgos | Samsung Heavy Industries ("SHI")
Subsequent Event [Line Items]
Construction contracts, Agreement terms	With respect to the Ocean Rig Amorgos, the Company agreed to suspend its construction for a period of up to 18 months, with an option to the parties to reinstate the construction at any time during this period.